INTANGIBLE ASSETS, NET (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 1,935,939
2024	1,225,042
2025	710,660
2026	69,249
2027	63,670
Thereafter	646,412
Total	$ 4,650,972	$ 6,916,107